Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000248910
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	RMJAX
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$411	4.70%

Expenses Paid, Amount	$ 411
Expense Ratio, Percent	4.70%
Performance Inception Date	Feb. 16, 2022
AssetsNet	$ 8,656,413
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,656,413
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Municipal Bonds	0.0%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	58.0%
Next Renewable Fuels	0.0%
Sunland Medical Foundation	0.0%

C000248909
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	RMHIX
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$388	4.45%

Expenses Paid, Amount	$ 388
Expense Ratio, Percent	4.45%
Performance Inception Date	Sep. 15, 2017
AssetsNet	$ 8,656,413
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,656,413
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Municipal Bonds	0.0%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	58.0%
Next Renewable Fuels	0.0%
Sunland Medical Foundation	0.0%

C000248908
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	RMHVX
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$580	6.65%

Expenses Paid, Amount	$ 580
Expense Ratio, Percent	6.65%
Performance Inception Date	Mar. 23, 2020
AssetsNet	$ 8,656,413
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,656,413
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Municipal Bonds	0.0%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	58.0%
Next Renewable Fuels	0.0%
Sunland Medical Foundation	0.0%